UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-22335)

Evermore Funds Trust
(Exact name of registrant as specified in charter)

89 Summit Avenue
Summit, New Jersey 07901
(Address of principal executive offices) (Zip code)

Eric LeGoff
89 Summit Ave, 3rd Floor
Summit, New Jersey 07901
(Name and address of agent for service)

(866) 383-7667
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  June 30, 2010

Item 1. Reports to Stockholders.

EVERMORE FUNDS
Semi-Annual Report June 30, 2010

Evermore	Evermore
Global	European
Value	Value
Fund	Fund

Evermore Funds

Elements of Our Active Value Investment Approach

At Evermore Global Advisors, LLC, we employ an active value approach to investing.  We seek to leverage our deep operating/investing experience and extensive global relationships to identify and invest in great companies around the world that have compelling valuations and are undergoing strategic changes which we believe will unlock value.

Seeking to Generate Value . . .

•
Catalyst-Driven Investing.  We do more than pick cheap stocks and hope for their prices to rise.  We invest in companies where a series of catalysts exist to unlock value.  The catalysts we look for reflect strategic changes in the company’s management, operations or financial structure that are already underway.  They are not broadly recognized, but we feel they are likely to have a significant impact on a stock’s performance over time.

Supporting Our Active Value Orientation . . .

•
Original Fact-Based Research.  We do not rely on brokerage reports to research companies.  We conduct our own, original fact-based research to validate management’s stated objectives and the existence of catalysts to unlock value.  We also perform detailed business segment analysis on each company we research.

•
Business Operating Experience. Our senior team has hands-on business operating experience; including starting and managing businesses, sitting on company boards, and assisting the management of multi-national corporations restructure their businesses.  We rely on this experience to better evaluate investment opportunities.

•
A Global Network of Strategic Relationships.  Over the past 20 years, our investment team has developed an extensive global network of strategic relationships, including individuals and families that control businesses, corporate board members, corporate management, regional brokerage firms, press contacts, etc.  We leverage these relationships to help generate and better evaluate investment opportunities.

•
Taking a Private Equity Approach to Public Equity Investing. When we are interested in an investment opportunity, we get to know the management team of the company, study the company’s business model, evaluate the competitive and regulatory environment, and test and crosscheck everything the management team tells us against our own experience.

•
Always Active, Sometimes Activist. We are always engaged with the companies in which we invest to ensure management teams follow through on their commitments to change.  On limited occasions, when we are not satisfied with the efforts of management, we may play an activist role working with other shareholders to facilitate change.

Evermore Funds

Executing Our Approach . . .

•	Targeting Complex Investment Opportunities. We love looking at holding companies and conglomerates that are often under-researched and/or misunderstood.

•
Investing Across the Capital Structure. We evaluate all parts of a company’s capital structure to determine where the best risk-adjusted return potential exists.  At times, we may invest in multiple parts of a company’s capital structure (e.g., investing in both a company’s debt and equity).

•
Investing in Merger Arbitrage and Distressed Situations.  We look to take advantage of announced merger and acquisition deals where an attractive spread exists between the market price and the announced deal price for the target company.  We also look for opportunities in distressed companies that have filed or may file for bankruptcy, or are involved in reorganizations or financial restructurings.

•	Exploiting Short Selling Opportunities. We seek to take advantage of short selling opportunities to address currency, security, sector and market risk.

•	Tactically Managing Cash Levels. We are not afraid to hold significant cash positions when it makes sense for the portfolios.

Evermore Funds

A Letter from the CEO

To Our Shareholders:

Eric LeGoff
CEO, Evermore Funds Trust

Investment management firms are a product, first and foremost, of the experiences, convictions and principles of their people.  Evermore Global Advisors, LLC is no exception.  We are a relatively young firm.  However, our roots run deep in the investment management business.  And, we have strongly held beliefs about how to best serve our shareholders in these times – beliefs formed and tested, in large measure, by years spent by our key people working with one of our industry’s most well-known creators of value.

The shared background of Evermore’s people, now at work in an organization singularly dedicated to active value investment management, is one of our most distinctive attributes – and a fundamental element of our proposition to our shareholders.

In this letter – our first six-month report to our shareholders – I would like to offer you some of the details of our collective history, and explain why it is, and will remain, so central to our mission.

I started in the mutual fund industry in 1986 when I had the good fortune to join Mutual Series Fund (“Mutual”).  There, I worked for two renowned value investors, Max Heine and Michael Price.  I spent 11 years at Mutual, starting as a compliance officer, then working on the research side of the business, and eventually running the firm’s operations.  Importantly, during my time at Mutual, we were one of the industry’s first firms to implement commercially available order management, pre-trade portfolio compliance and employee trade monitoring systems.  Such systems are now standard in the industry, but at the time were truly innovative in maintaining superior risk management and adherence to proper investment guidelines.

It was at Mutual that I first met and worked with David Marcus, who eventually became a portfolio manager for a number of the Mutual Series funds.  David is now my partner at Evermore Global Advisors, LLC and lead portfolio manager of the Evermore Funds.

I left Mutual in 1997, shortly after Franklin Resources, Inc. acquired Heine Securities Corp., the investment adviser to Mutual.  I then went on to start a series of financial services companies, including Compliance Solutions, Inc. (a software company that provided employee trade monitoring solutions to the mutual fund industry), VIE Systems, Inc. (a software company that provided application integration solutions to the financial industry), and Liquidnet Holdings, Inc. (which created a unique electronic institutional equity trading system used by mutual funds and hedge funds around the world).  Such experiences gave me even deeper insight into the qualities demanded to operate and develop successful companies.

In early 2009, David Marcus and I had lunch and discussed the idea of starting a mutual fund business together.  For the past decade, David had been running hedge funds and helping businesses in Europe and the U.S. restructure their operations.  We reminisced about the fantastic organization that Michael Price had built at Mutual.  We talked about how a catalyst-driven, go-anywhere, deep value investing approach combined with David’s business operating experience could provide a compelling, differentiated mutual fund offering.  An hour of lunchtime discussion was followed by several months of due diligence – at which point, we decided to move forward.

We started Evermore Global Advisors, LLC in June 2009 and launched the Evermore Global Value Fund and the Evermore European Value Fund on December 31, 2009.  Our first step was to put together a great team and strong operational infrastructure.  Our investment team includes Jae Chung, who is co-portfolio manager of the Evermore Funds.  Jae worked closely with David at Mutual Series Fund and at Marcstone Capital Management, David’s first hedge fund.  Jae spent six years investing globally at Davis Advisors before joining Evermore.

We also have added research, sales, operations and finance people with many years of experience in the money management industry.  In addition, we have implemented advanced trading, compliance and portfolio management systems.

At Evermore, we are tapping our common history and experience to create an investment organization with the highest dedication to the interests of our shareholders – via the execution of active value investment management, just as we saw in operation first hand at Mutual Series Fund.

In many ways, there has hardly ever been a better time for the patient, long-term application of a disciplined active value approach.  Yet, few organizations are as well equipped and ready as Evermore to do so.  As we execute our approach, we will continue to draw support from our lineage as a firm and the lessons we have long since learned both as operators of companies and as committed active value investors – powerful characteristics of Evermore that we are bringing to bear every day on behalf of you, our shareholders.

During our first six months, we have been navigating a global investing environment with near-unprecedented challenges.  But the opportunities are great as well.  We believe that we are well positioned to preserve and grow our investors’ capital over the long-term.

I want to thank you for your support and confidence in Evermore.  I hope we can share a long and rewarding relationship.

Sincerely,

Eric LeGoff
CEO, Evermore Funds Trust

Evermore Global Investor Letter for the Six Months Ended
June 30, 2010

To Our Shareholders:

David Marcus	Jae Chung
Lead Portfolio Manager	Co-Portfolio Manager

As active value investment managers, we have seen time and again that investors who commit capital during periods of extreme market distress can be well rewarded going forward.  The first six months of 2010 presented precisely this kind of market environment – and accordingly, our focus at Evermore Global Advisors, LLC was to take advantage of this opportunity.

The principle of careful, strategic deployment of capital when markets are stressed is proven and central to our active value approach.  Its execution, however, demands deep market knowledge, discretion and, above all, discipline – attributes that we believe are core to Evermore Global Advisors, LLC.

Simply stated, the global markets during the year’s first half were made for our active value approach.  Particularly in Europe, emotion ruled the day, with investors discriminating hardly at all between the market’s obvious risks and its inherent opportunities.  Such a market environment, in fact, is where we typically identify our most attractive prospects.

In this letter, we want to offer you our insight into this market environment, how we executed our approach in response – and our sense of what the future might hold.

We launched the Evermore Funds – the Evermore Global Value Fund and the Evermore European Value Fund – on December 31, 2009.  Initially, during the first quarter of 2010, our approach was to ease into positions over time with all due deliberation.  However, during the second quarter, the markets presented challenges on multiple fronts.

First, starting in late April, events in Greece triggered global concern.  As the new Greek government of Prime Minister Papandreou came into power in October of 2009, it discovered that most of the economic data that the predecessor government had been disseminating to the markets had been misleading – effectively concealing an economy in shambles and a budget deficit larger than any had understood.  Concerns about Greece going into default heightened during the first four months of 2010.  On April 23rd, Greece formally submitted a request to the European Union for emergency aid.

With global economies seemingly just emerging from recession, the events in Greece created a global panic.  Prevailing investor sentiment was that if Greece were unable to salvage its economy, a domino effect would unfold across Europe, with Portugal, Spain and Italy becoming stressed as well.  As a result, markets plunged globally.

Next, the Euro plunged on fears that the EU countries would abandon the Euro and revert to their own currencies.  Interestingly, less than one year ago, many investors were speculating about the decline of the U.S. dollar and the emergence of the Euro as the world’s new, primary reserve currency.  In the second quarter, the prevailing view flipped, as sentiment focused on the Euro’s decline and the dollar’s growth in value and enduring status as a global reserve currency.

Yet, as we write this letter, the Euro has once again strengthened significantly.  These currency moves illustrate how critical it is for investors to adhere to long-term investment strategies and not let the views of the moment rattle their plans – a discipline that is a central tenet of our active value approach.

Ultimately, Europe took a chapter from the U.S. playbook for economic recovery, when the European Central Bank (ECB) and the International Monetary Fund (IMF) agreed to a gigantic bailout for the European banks that will likely top $1 trillion.

When investors panic as they did in April and May, they seek to exit at any price – and hence sell without regard to valuation.  In “long” portfolios such as Evermore Global Value and Evermore European Value, prices of some holdings may get caught in this panic selling.

How did Evermore respond in this confused and volatile market?  We didn’t panic.  Rather, we took advantage of this panic by adding to existing positions and initiating new ones that were trading at what we believe were at very depressed levels.

In Europe – and, indeed, throughout the world – the opportunities to realize intrinsic corporate value are broad and growing because, more and more, companies are coming to grips with the need to transform themselves.  They are reassessing how they conduct business and are shedding non-core assets, moving production to lower cost markets, and rightsizing headcount.  They are reducing their cost structures to be more in line with their global peers, becoming more efficient and more effectively conducting business in world markets that are linked ever more closely, yet are increasingly competitive.

As you look through our portfolio holdings, you will see a variety of businesses across sectors and industries that illustrate this fundamental, far-reaching trend. The overarching investment theme is consistent – undervalued stocks with significant catalysts to unlock value.

We remain enthusiastic and confident regarding our portfolio positions.  We’d like to take this opportunity to discuss several of these holdings.

RHJ International SA (www.rhji.com), a $721 million market cap Belgian holding company, was a classic value trap story for a number of years.  Value traps are investments that look very cheap based on the fundamentals, but have no catalysts to help unlock the value.  Therefore, they continue to get cheaper over time.  We believe that RHJ is no longer a value trap, as the company has undertaken several strategic changes over the past year.  RHJ had traditionally been invested in Japanese industrial companies.  In October 2009, it acquired Kleinwort Benson, the venerable British investment bank, from a distressed seller.  Using Kleinwort as its base, RHJ is now focused on adding to its financials portfolio by buying European asset managers and banking firms from distressed sellers.  RHJ will likely sell all of its Japanese industrial assets as it evolves from being a Japanese industrials holding company to a European-focused banking and asset management group.  RHJ currently has more than 25% of its market cap in net cash.  We believe we have a margin of safety based on the cash, the value of the assets and the fact that the business is now being led by a strong, focused management team.

VimpelCom Ltd. (www.vimpelcom.com) is a $21.2 billion market cap Russian telecom operator that recently merged with the largest wireless company in the Ukraine, creating a powerhouse business in the region.  We believe VimpelCom is well positioned to continue participating in the consolidation of the global telecom sector.  The company generates significant cash flows, has scope for synergies in its operations and from the merger, and has the backing of Telenor, the Norwegian telecom operator, and Alfa Group, one of the strongest and most focused investment groups in Russia.  Combined, these two groups own 75% of the company.  In addition, the former CEO who helped build VimpelCom several years ago, Alexander V. Izosimov, has been brought back into the business on the merger’s heels to run the new combined business.  The dividend yield is close to 6% so we are in effect being paid to wait while real value is being created.

Yingde Gases Group Co. Ltd. (www.yingdegases.com) is a $1.7 billion market cap Chinese industrial gas company and a pure play on the growth of industrial production in China.  The founders came from the BOC Group, now a part of The Linde Group, and are well versed in building, as well as running, air separation plants.  The global industrial gas business has very attractive growth and return characteristics.  Yingde is the largest domestic player in China and competes with the four large global companies in this industry: Praxair, Air Products, Linde and Air Liquide.  Yingde’s valuation is compelling given its 100% exposure to China’s growth.

Old Mutual plc (www.oldmutual.com) is a $10.4 billion market cap insurance, annuities, mutual funds and banking group with businesses in Europe, the U.S. and South Africa.  The company has been under-managed for many years. We believe that the stock is trading at approximately a 40% discount to our conservative calculation of its net asset value (NAV). The management has recently been changed, with both a new Chairman, Patrick O’Sullivan, and CEO, Julian Roberts, coming on board in the last two years.  We expect to see significant divestiture of non-core assets over the next six to twelve months.

Motorola Inc. (www.motorola.com) is a $17.7 billion market cap company with nearly $5 billion of net cash.  It plans to split into two companies during the first quarter of 2011.  One company will comprise the Mobile Devices and Home businesses and the other company will consist of the Enterprise Mobility Solutions and Networks businesses.  Motorola recently announced the sale of most of its Networks business to Nokia Siemens Networks for approximately $1.35 billion in value.  At the current valuation, we are getting the approximately $7 billion revenue mobile phone business essentially for “free”.  This business is currently not profitable, but driven by its Droid family of smartphones based on the Android operating platform, we believe it will become profitable by the fourth quarter of 2010.  The mobile phone business should earn a high single digit/low double digit operating margin over time as smartphones become a more significant part of overall mobile phone revenues.

Lloyds Banking Group plc (www.lloydsbankinggroup.com), a $73.3 billion U.K. banking group, continues to execute its plan of shedding non-core assets and refocusing its business.  They plan on reducing balance sheet assets by 20% over the next five years, while putting a moratorium on acquisitions and discretionary payments, thereby preserving capital.  The UK government currently owns 43% of the shares and has strong motivation to see that the restructuring is successfully carried through.

Coca-Cola Femsa SAB de CV (www.coca-colafemsa.com) is a $12.3 billion market cap company that bottles and distributes beverages in Mexico, Central America and South America.  It is 32% owned by Coca-Cola (KO) and 54% owned/managed by Femsa (FMX) with the remaining 15% representing the listed float.  It is arguably the best managed bottler in the world.  Following the Femsa/Heineken beer transaction, KOF’s share price declined though the deal had no direct impact on the company.  We believe KOF will benefit from the deal as Femsa is able to focus more on KOF’s operations.  With its clean balance sheet and the backing of both Femsa and KO, we believe KOF has many options to create value for its shareholders.

We also own a number of fixed income securities that offer attractive yields in excess of 10%.  In some cases, such as Lloyds Banking Group plc and Punch Taverns plc, we own both the equity and the debt, which demonstrates our focus on looking across a company’s entire capital structure to find the best potential risk-adjusted returns for our investment dollar.

These holdings, as diverse and varied as they are, are united by the theme of inherent – though as yet unrealized – value, set to be unlocked by forward looking management teams moving aggressively to respond to changing industry dynamics and market conditions.  We believe that with global markets continuing to emerge, albeit unevenly, from the depths of profound recession, there will be an abundance of such opportunities for active value investment management.

We have learned, however, that patience and skepticism are critical.  The process of unlocking value can be long-term, market conditions do not always cooperate immediately – and not every management team is, ultimately, up to the challenge.  But we believe that our long experience as active value managers combined with our experience operating and helping restructure global businesses has given us the perspective and insight so essential to identifying those situations where value – though unrecognized by the market at large – can be well realized over time to the benefit of our shareholders.

We expect the investing environment will remain highly challenging, with continuing stress, strain and volatility.  But, we remain excited about the prospects for the types of investments on which we focus through our active value approach.

We thank you for the trust you have placed in Evermore Global Advisors, LLC.

Sincerely,

David Marcus	Jae Chung
Lead Portfolio Manager	Co-Portfolio Manager

(This Page Intentionally Left Blank.)

Management’s Discussion of Fund Performance

Evermore Global Value Fund

The Evermore Global Value Fund Class I share’s total return for the six months ended June 30, 2010 was -9.50%.  The MSCI All-Country World Index returned -9.37% during the same period.

Although a little more than half of the Fund’s total assets were invested in securities from Asia, Latin America and the U.S. as of June 30, 2010, the Fund’s portfolio was largely concentrated in securities from the European region, as that is where we continue to find the best values.  As such, most of the impact on our performance was attributed to our European holdings. As the crisis in Europe continued throughout the second quarter of 2010, some of the leading detractors to the Fund’s performance were PPR S.A., the French luxury brands company and Siemens AG, the German industrial company. The leading contributors to performance were Coca-Cola Femsa SAB de CV, the Latin American bottler, and Swedish Match AB, the Swedish tobacco company. The crisis in Europe that created a global panic gave us the opportunity to add to our existing positions at very attractive valuations throughout the second quarter of 2010.

As of June 30, 2010, our largest five positions were RHJ International, CIT Group Inc., DIRECTV, LBG Capital No. 2 PLC (a Lloyd’s Banking Group bond), and Swedish Match AB.  The Fund’s cash position stood at 14.0%, which is lower than the Fund’s typical cash position of 15% to 20% of total assets.

Evermore European Value Fund

The Evermore European Value Fund Class I share’s total return for the six months ended June 30, 2010 was -7.30%.  The MSCI Daily Total Return Net Europe Local Index returned -6.70% during the same period.

As the crisis in Europe continued throughout the second quarter of 2010, some of the leading detractors to the Fund’s performance were PPR S.A., the French luxury brands company, and TNT NV, the Netherlands mail delivery services company. The leading contributors to performance were Swedish Match AB, the Swedish tobacco company, and KHD Humboldt Wedag International AG, the German engineering consulting services company. The crisis in Europe that created a global panic gave us the opportunity to add to our existing positions at very attractive valuations throughout the second quarter 2010.

As of June 30, 2010, our largest five positions were RHJ International, Swedish Match AB, Siemens AG, PPR SA, and Philip Morris International, Inc.  To address and help mitigate the volatility in the European markets in the second quarter, the Fund’s cash position stood at 26.5%, which is higher than the Fund’s typical cash position of 15% to 20%.

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Past performance does not guarantee future results.  Short-term performance, in particular, is not a good indication of the Funds’ future performance, and an investment should not be made based solely on returns.  Investment performance reflects fee waivers in effect.  In the absence of such waivers, total return would be reduced.

Mutual fund investing involves risk.  Principal loss is possible.

The Funds invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods.  Investing in smaller companies involves additional risks such as limited liquidity and greater volatility.  The Funds may make short sales of securities, which involves the risk that losses may exceed the original amount invested.  Investments in debt securities typically decrease in value when interest rates rise.  This risk is usually greater for longer-term debt securities.  Investment in lower-rated, non-rated and distressed securities presents a greater risk of loss to principal and interest than higher-rated securities.  Additional special risks relevant to our Funds involve derivatives and hedging.  Please refer to the prospectus for further details.

The Evermore European Value Fund concentrates its investments in a single region, which may subject it to greater risk and volatility than a broadly diversified fund.

Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.  Please refer to the Schedules of Investments for complete holdings.

References to other funds should not be interpreted as an offer of these securities.

The MSCI All-Country World Index is an unmanaged index comprised of 48 country indices, including 23 developed and 25 emerging market country indices, and is calculated with dividends reinvested after deduction of holding tax.  The index is a trademark of Morgan Stanley Capital International and is not available for direct investment.  The MSCI Daily Total Return Net Europe Local Index is a free float-adjusted market capitalization weighted index comprised of 16 European developed market indices and reinvests dividends after deduction of withholding tax on the days securities are quoted ex-dividend.  The index is a trademark of Morgan Stanley Capital International and is not available for direct investment.

Must be preceded or accompanied by a prospectus.

The Evermore Funds are distributed by Quasar Distributors, LLC.

EVERMORE GLOBAL VALUE FUND HOLDINGS at June 30, 2010 (Unaudited)

Sector	Percent of Net Assets

Financials	30.7%
Consumer Discretionary	19.9%
Money Market Funds	11.9%
Consumer Staples	11.7%
Industrials	8.4%
Materials	7.8%
Telecommunication Services	6.5%
Information Technology	1.0%
Cash & Equivalents*	2.1%
Total	100.0%

* Includes Other Assets in Excess of Liabilities.

Country	Percent of Net Assets

United States	32.1%
United Kingdom	15.1%
France	8.6%
Belgium	5.0%
Sweden	4.3%
Mexico	3.2%
Germany	3.1%
Norway	2.9%
Russia	2.5%
Spain	2.2%
Netherlands	2.1%
Hong Kong	1.9%
Japan	1.8%
Canada	1.2%
Cash & Equivalents**	14.0%
Total	100.0%

** Includes Money Market Funds & Other Assets in Excess of Liabilities.

EVERMORE EUROPEAN VALUE FUND HOLDINGS at June 30, 2010 (Unaudited)

Sector	Percent of Net Assets

Money Market Funds	24.7%
Consumer Discretionary	19.2%
Financials	18.5%
Industrials	13.7%
Consumer Staples	10.4%
Telecommunication Services	10.1%
Materials	1.6%
Cash & Equivalents	1.8%
Total	100.0%

* Includes Other Assets in Excess of Liabilities.

Country	Percent of Net Assets

United Kingdom	19.8%
France	13.3%
United States	6.8%
Belgium	6.2%
Sweden	6.2%
Germany	5.6%
Norway	4.3%
Russia	4.3%
Netherlands	4.1%
Canada	1.6%
Spain	1.3%
Cash & Equivalents**	26.5%
Total	100.0%

** Includes Money Market Funds & Other Assets in Excess of Liabilities.

EXPENSE EXAMPLE for the Six Months Ended June 30, 2010 (Unaudited)

As a shareholder of the Evermore Global Value Fund or the Evermore European Value Fund (each a “Fund” and collectively the “Funds”), you incur two types of costs: (1) transaction costs, including sales charges or loads; and (2) ongoing costs, including investment advisory fees, distribution fees, and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (1/1/10 – 6/30/10).

Evermore Funds

EXPENSE EXAMPLE for the Six Months Ended June 30, 2010 (Unaudited), Continued

Actual Expenses

The first line of the table below provides information about actual account values based on actual returns and actual expenses.  You will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  If you request a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. You will be charged a redemption fee equal to 2% of the net amount of the redemption if you redeem shares less than 30 calendar days after you purchase them. An Individual Retirement Account (“IRA”) will be charged a $15.00 annual maintenance fee. To the extent the Funds invest in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds.  Actual expenses of the underlying funds may vary.  These expenses are not included in the example below.  The example below includes, but is not limited to, investment advisory fees, shareholder servicing fees, fund accounting fees, custody fees and transfer agent fees.  However, the example below does not include portfolio trading commissions and related expenses, and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees.  Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Evermore Funds

EXPENSE EXAMPLE for the Six Months Ended June 30, 2010 (Unaudited), Continued

Evermore Global Value Fund
			Expenses Paid
	Beginning	Ending	During the Period
	Account Value	Account Value	1/01/10 –
	1/01/10	6/30/10	6/30/10*
Class A Actual	$1,000	$ 905	$ 7.56
Class A Hypothetical (5% annual
return before expenses)	$1,000	$1,017	$ 8.00
Class C Actual	$1,000	$ 901	$11.08
Class C Hypothetical (5% annual
return before expenses)	$1,000	$1,013	$11.73
Class I Actual	$1,000	$ 905	$ 6.38
Class I Hypothetical (5% annual
return before expenses)	$1,000	$1,018	$ 6.76

Evermore European Value Fund
			Expenses Paid
	Beginning	Ending	During the Period
	Account Value	Account Value	1/01/10 –
	1/01/10	6/30/10	6/30/10*
Class A Actual	$1,000	$ 925	$ 7.64
Class A Hypothetical (5% annual
return before expenses)	$1,000	$1,017	$ 8.00
Class C Actual	$1,000	$ 920	$11.19
Class C Hypothetical (5% annual
return before expenses)	$1,000	$1,013	$11.73
Class I Actual	$1,000	$ 927	$ 6.45
Class I Hypothetical (5% annual
return before expenses)	$1,000	$1,018	$ 6.76

*
Expenses are equal to the Funds’ expense ratios for the most recent six-month period of 1.60% (reflecting fee waivers in effect) for Class A shares, 2.35% (reflecting fee waivers in effect) for Class C shares and 1.35% (reflecting fee waivers in effect) for Class I shares multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

Evermore Global Value Fund

SCHEDULE OF INVESTMENTS at June 30, 2010 (Unaudited)

Shares		Value

COMMON STOCKS – 74.4%

Air Freight & Logistics – 2.1%
15,300	TNT NV
	(Netherlands)	$388,786

Apparel & Luxury Goods – 3.4%
28,921	MQ Holding AB
	(Sweden)*	112,016
4,216	PPR SA (France)	528,701
		640,717
Beverages – 3.2%
9,610	Coca-Cola
	FEMSA – ADR
	(Mexico)	601,490

Capital Markets – 3.1%
50,000	American Capital Ltd.
	(United States)	241,000
81,600	LaBranche & Co., Inc.
	(United States)*	349,248
		590,248
Chemicals – 6.6%
6,560	Air Products &
	Chemicals, Inc.
	(United States)1	425,153
7,400	Airgas, Inc.
	(United States)	460,280
366,100	Yingde Gases
	Group Co. Ltd.
	(Hong Kong)*	365,776
		1,251,209
Commercial Banks – 1.6%
377,000	Lloyds Banking
	Group PLC
	(United Kingdom)*	302,479

Communications Equipment – 1.0%
28,000	Motorola, Inc.
	(United States)*	182,560

Consumer Finance – 1.8%
14,600	Acom Co. Ltd. (Japan)	190,725
127,300	AIFUL CORP. (Japan)*	154,059
		344,784
Diversified Financial
Services – 11.8%
36,980	Bank of America Corp.
	(United States)1	531,402
22,660	CIT Group, Inc.
	(United States)*	767,268
125,956	RHJ International SA
	(Belgium)*	941,097
		2,239,767
Diversified Telecommunication
Services – 6.5%
396,404	Cable & Wireless
	Communications PLC
	(United Kingdom)*	342,034
314,257	Cable & Wireless
	Worldwide PLC
	(United Kingdom)*	406,614
29,350	Vimpel-Communi-
	cations – ADR
	(Russia)*	474,883
		1,223,531
Food Products – 1.5%
10,000	Kraft Foods, Inc.
	(United States)	280,000

Hotels, Restaurants & Leisure – 1.6%
354,451	Punch Taverns PLC
	(United Kingdom)*	307,159

Industrial Conglomerates – 6.1%
3,744	Bollore SA (France)	604,573
6,019	Siemens AG
	(Germany)	544,813
		1,149,386
Industrial Machinery
Manufacturing – 0.2%
6,775	KHD Humboldt Wedag
	International AG
	(Germany)*	35,637

Insurance – 2.5%
301,215	Old Mutual PLC
	(United Kingdom)	465,796

The accompanying notes are an integral part of these financial statements.

Evermore Global Value Fund

SCHEDULE OF INVESTMENTS at June 30, 2010 (Unaudited), Continued

Shares		Value

Media – 13.2%
22,200	DIRECTV – Class A
	(United States)*1	$753,024
15,800	DISH Network Corp.
	(United States)	286,770
112,084	Havas SA (France)	497,810
166,575	Promotora de
	Informaciones SA
	(Spain)*	412,486
28,110	Schibsted ASA
	(Norway)	544,252
		2,494,342
Metals & Mining – 1.2%
27,100	Terra Nova
	Royalty Corp.
	(Canada)*	225,743

Tobacco – 7.0%
13,830	Philip Morris
	International, Inc.
	(United States)1	633,967
31,804	Swedish Match AB
	(Sweden)	698,702
		1,332,669
TOTAL COMMON STOCKS
(Cost $16,335,175)		14,056,303

PARTNERSHIPS & TRUSTS – 3.6%

Real Estate Investment
Trust (REITs) – 3.6%
50,900	General Growth
	Properties, Inc.
	(United States)	674,934

TOTAL PARTNERSHIPS
& TRUSTS
(Cost $770,122)		674,934

WARRANT – 2.6%

Diversified Financial Services – 2.6%
	Liberty Acquisition
	Holdings Corp.
	Expiration:
	December, 2013,
	Exercise Price: $5.50
472,286	(United States)*	481,732

TOTAL WARRANT
(Cost $568,530)		481,732

Principal
Amount

CORPORATE BONDS – 5.4%

Commercial Banks – 3.7%
	LBG Capital No. 2 PLC
	15.000%, 12/21/2019
$500,000	(United Kingdom)	706,197

Hotels, Restaurants & Leisure – 1.7%
	Punch Taverns
	Finance B
	6.962%, 06/30/2028
66,000	(United Kingdom)	70,010
	Punch Taverns
	Finance Notes,
	8.374%, 07/15/2029
198,000	(United Kingdom)	244,662
		314,672
TOTAL CORPORATE BONDS
(Cost $1,146,331)		1,020,869

The accompanying notes are an integral part of these financial statements.

Evermore Global Value Fund

SCHEDULE OF INVESTMENTS at June 30, 2010 (Unaudited), Continued

Shares	Value

SHORT-TERM INVESTMENTS – 11.9%

Money Market Funds – 11.9%
1,127,905	Fidelity Government
Portfolio – Class I,
0.039%2	$1,127,905
1,127,904	Invesco Liquid
Assets Portfolio –
Institutional Class,
0.206%2	1,127,904

TOTAL SHORT-TERM
INVESTMENTS
(Cost $2,255,809)	2,255,809

TOTAL INVESTMENTS IN
SECURITIES – 97.9%
(Cost $21,075,967)	18,489,647
Other Assets in Excess
of Liabilities – 2.1%	391,646
TOTAL NET
ASSETS – 100.0%	$18,881,293

*	Non-income producing security.
ADR	American Depository Receipt
1	All or a portion of this security was segregated for forward currency contracts.
2	7-day yield as of June 30, 2010.

Percent of
Country	Net Assets
United States	32.1%
United Kingdom	15.1%
France	8.6%
Belgium	5.0%
Sweden	4.3%
Mexico	3.2%
Germany	3.1%
Norway	2.9%
Russia	2.5%
Spain	2.2%
Netherlands	2.1%
Hong Kong	1.9%
Japan	1.8%
Canada	1.2%
Cash & Equivalents^	14.0%
Total	100.0%

^	Includes Money Market Funds and Other Assets in Excess of Liabilities.

The accompanying notes are an integral part of these financial statements.

Evermore European Value Fund

SCHEDULE OF INVESTMENTS at June 30, 2010 (Unaudited)

Shares		Value

COMMON STOCKS – 66.7%

Air Freight & Logistics – 4.1%
5,800	TNT NV
	(Netherlands)	$147,383

Apparel & Luxury Goods – 5.2%
4,900	MQ Holding AB
	(Sweden)*	18,978
1,364	PPR SA (France)	171,050
		190,028
Commercial Banks – 3.0%
136,100	Lloyds Banking
	Group PLC
	(United Kingdom)*	109,197

Diversified Financial Services – 6.2%
30,188	RHJ International
	SA (Belgium)*	225,554

Diversified Telecommunication
Services – 10.1%
76,996	Cable & Wireless
	Communications PLC
	(United Kingdom)*	66,435
109,543	Cable & Wireless
	Worldwide PLC
	(United Kingdom)*	141,737
9,621	Vimpel-Communi-
	cations – ADR
	(Russia)*1	155,668
		363,840
Hotels, Restaurants & Leisure – 3.0%
125,649	Punch Taverns PLC
	(United Kingdom)*	108,885

Industrial Conglomerates – 9.4%
914	Bollore SA (France)1	147,591
2,111	Siemens AG (Germany)	191,078
		338,669
Industrial Machinery
Manufacturing – 0.3%
1,775	KHD Humboldt Wedag
	International AG
	(Germany)*	9,336

Insurance – 3.3%
76,207	Old Mutual PLC
	(United Kingdom)	117,846

Media – 10.1%
36,016	Havas SA (France)	159,962
19,425	Promotora de
	Informaciones SA
	(Spain)*1	48,102
8,100	Schibsted ASA
	(Norway)	156,828
		364,892
Metals & Mining – 1.6%
7,100	Terra Nova
	Royalty Corp.
	(Canada)*	59,143
Tobacco – 10.4%
3,718	Philip Morris
	International, Inc.
	(United States)1	170,433
9,396	Swedish Match AB
	(Sweden)	206,421
		376,854
TOTAL COMMON STOCKS
(Cost $2,596,639)		2,411,627

WARRANT – 2.1%

Diversified Financial Services – 2.1%
	Liberty Acquisition
	Holdings Corp.
	Expiration:
	December, 2013,
	Exercise Price: $5.50
72,914	(United States)*	74,372

TOTAL WARRANT
(Cost $73,957)		74,372

The accompanying notes are an integral part of these financial statements.

Evermore European Value Fund

SCHEDULE OF INVESTMENTS at June 30, 2010 (Unaudited), Continued

Principal
Amount		Value

CORPORATE BONDS – 4.7%

Commercial Banks – 3.9%
	LBG Capital No. 2 PLC
	15.000%, 12/21/2019
$100,000	(United Kingdom)	$141,240

Hotels, Restaurants & Leisure – 0.8%
	Punch Taverns Finance B
	6.962%, 06/30/2028
29,000	(United Kingdom)	30,762

TOTAL CORPORATE BONDS
(Cost $187,482)		172,002

Shares

SHORT-TERM INVESTMENTS – 24.7%

Money Market Funds – 24.7%
446,056	Fidelity Government
	Portfolio – Class I,
	0.039%2	446,056
446,057	Invesco Liquid
	Assets Portfolio –
	Institutional Class,
	0.206%2	446,057

TOTAL SHORT-TERM
INVESTMENTS
(Cost $892,113)		892,113
TOTAL INVESTMENTS IN
SECURITIES – 98.2%
(Cost $3,750,191)		3,550,114
Other Assets in Excess
of Liabilities – 1.8%		65,469
TOTAL NET
ASSETS – 100.0%		$3,615,583

*	Non-income producing security.
ADR	American Depository Receipt
1	All or a portion of this security was segregated for forward currency contracts.
2	7-day yield as of June 30, 2010.

Percent of
Country	Net Assets
United Kingdom	19.8%
France	13.3%
United States	6.8%
Belgium	6.2%
Sweden	6.2%
Germany	5.6%
Norway	4.3%
Russia	4.3%
Netherlands	4.1%
Canada	1.6%
Spain	1.3%
Cash & Equivalents^	26.5%
Total	100.0%

^	Includes Money Market Funds and Other Assets in Excess of Liabilities.

The accompanying notes are an integral part of these financial statements.

Evermore Funds

STATEMENTS OF ASSETS AND LIABILITIES at June 30, 2010 (Unaudited)

	Evermore	Evermore
	Global	European
	Value Fund	Value Fund
ASSETS
Investments in securities, at value* (Note 2)	$18,489,647	$3,550,114
Unrealized gain on forward currency contracts	1,391	—
Cash	72,443	8,330
Receivables:
Investment securities sold	524,184	89,443
Fund shares sold	25,166	—
Dividends and interest	96,143	19,012
Due from advisor, net	15,070	32,095
Prepaid expenses	1,138	377
Total assets	19,225,182	3,699,371

LIABILITIES
Unrealized loss on forward currency contracts	222,897	47,167
Payables:
Fund shares redeemed	90,000	—
Distribution fees	574	149
Administration fees	8,591	8,591
Fund accounting fees	10,133	10,361
Transfer agent fees	2,244	3,049
Custody fees	—	1,278
Other accrued expenses	9,450	13,193
Total liabilities	343,889	83,788
NET ASSETS	$18,881,293	$3,615,583

COMPONENTS OF NET ASSETS
Paid-in capital	$21,112,624	$3,741,710
Undistributed net investment income	77,397	12,099
Accumulated net realized gain on
investments, foreign currency transactions
& forward currency contracts	534,167	115,181
Net unrealized depreciation on investments	(2,586,320)	(200,077)
Net unrealized depreciation on
foreign currency translations &
forward currency contracts	(256,575)	(53,330)
Net assets	$18,881,293	$3,615,583
* Cost of Investments	$21,075,967	$3,750,191

The accompanying notes are an integral part of these financial statements.

Evermore Funds

STATEMENTS OF ASSETS AND LIABILITIES at June 30, 2010 (Unaudited), Continued

	Evermore	Evermore
	Global	European
	Value Fund	Value Fund
Class A:
Net assets	$1,973,121	$575,949
Shares issued and outstanding (unlimited number
of shares authorized without par value)	218,128	62,295
Net asset value, and redemption price per share	$9.05	$9.25
Maximum offering price per share*
(net asset value per share/front-end sales charge)
$(9.05/95.00%)	$9.53
$(9.25/95.00%)		$9.74

Class C:
Net assets	$88,731	$15,334
Shares issued and outstanding (unlimited number
of shares authorized without par value)	9,889	1,667
Net asset value, offering price, and
redemption price per share**	$8.97	$9.20

Class I:
Net assets	$16,819,441	$3,024,300
Shares issued and outstanding (unlimited number
of shares authorized without par value)	1,857,934	326,312
Net asset value, offering price, and
redemption price per share	$9.05	$9.27

*	Class A share investments of $1 million or more, which are purchased at Net Asset Value, are subject to a 0.75% contingent deferred sales charge (“CDSC”) if redeemed within 12 months.

**	A 1.00% CDSC applies to the lesser of the amount invested or the redemption value of Class C shares redeemed within 12 months after purchase.

The accompanying notes are an integral part of these financial statements.

Evermore Funds

STATEMENTS OF OPERATIONS for the Six Months Ended June 30, 2010 (Unaudited)

	Evermore	Evermore
	Global	European
	Value Fund	Value Fund
INVESTMENT INCOME
Income
Dividends (net of $8,122 and $1,563 foreign
withholding tax, respectively)	$108,441	$19,290
Interest	22,948	5,038
Other income	6,144	720
Total investment income	137,533	25,048

EXPENSES (Note 3)
Investment advisory fees	42,651	9,009
Registration fees	27,810	27,712
Administration fees	27,273	27,273
Transfer agent fees	26,968	26,925
Fund accounting fees	26,042	26,018
Chief Compliance Officer fees	19,609	19,609
Audit fees	14,506	14,505
Custody fees	13,579	12,382
Trustee fees	11,520	11,520
Legal fees	7,118	7,118
Insurance expense	5,045	5,045
Miscellaneous expenses	3,150	3,150
Reports to shareholders	2,774	2,773
Distribution fees - Class A	1,400	583
Distribution fees - Class C	574	81
Total expenses	230,019	193,703
Less fees waived	(169,883)	(180,754)
Net expenses	60,136	12,949
Net investment income	77,397	12,099

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN
CURRENCY TRANSACTIONS & FORWARD CURRENCY CONTRACTS
Net realized gain on investments, foreign currency
transactions & forward currency contracts	534,167	115,181
Change in unrealized depreciation on investments	(2,586,320)	(200,077)
Change in unrealized depreciation on foreign currency
translations and forward currency contracts	(256,575)	(53,330)
Net realized and unrealized loss on
investments, foreign currency
transactions & forward currency contracts	(2,308,728)	(138,226)
Net decrease in net assets
resulting from operations	$(2,231,331)	$(126,127)

The accompanying notes are an integral part of these financial statements.

(This Page Intentionally Left Blank.)

Evermore Global Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Period Ended
	June 30,	December 31,
	2010	2009
	(Unaudited)	(Unaudited)*
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income	$77,397	$—
Net realized gain on investments,
foreign currency transactions &
forward currency contracts	534,167	—
Change in unrealized depreciation
on investments	(2,586,320)	—
Change in unrealized depreciation
on foreign currency translations
and forward currency contracts	(256,575)	—
Net decrease in net assets
resulting from operations	(2,231,331)	—

CAPITAL SHARE TRANSACTIONS (Note 3)
Net increase in net assets derived
from net change in outstanding
shares – Class A (a)(b)	2,217,136	16,667
Net increase in net assets derived
from net change in outstanding
shares – Class C (a)	154,992	16,667
Net increase in net assets derived
from net change in outstanding
shares – Class I (a)	18,516,710	190,452
Total increase in net assets from
capital share transactions	20,888,838	223,786
Total increase in net assets	18,657,507	223,786

NET ASSETS
Beginning of period	223,786	—
End of period	$18,881,293	$223,786
Undistributed net investment income	$77,397	$—

*	Fund commenced operations on December 31, 2009.

The accompanying notes are an integral part of these financial statements.

Evermore Global Value Fund

STATEMENTS OF CHANGES IN NET ASSETS, Continued

(a)	Summary of capital share transactions is as follows:

	Six Months Ended		Period Ended
	June 30, 2010		December 31, 2009
	(Unaudited)		(Unaudited)*
Class A	Shares	Value	Shares	Value
Shares sold	277,869	$2,787,266	1,667	$16,667
Shares redeemed (b)	(61,408)	(570,130)	—	—
Net increase	216,461	$2,217,136	1,667	$16,667

(b)	Net of redemption fees of $1,250 and $0, respectively.

	Six Months Ended		Period Ended
	June 30, 2010		December 31, 2009
	(Unaudited)		(Unaudited)*
Class C	Shares	Value	Shares	Value
Shares sold	20,776	$206,000	1,667	$16,667
Shares redeemed	(5,040)	(51,008)	—	—
Net increase	15,736	$154,992	1,667	$16,667

	Six Months Ended		Period Ended
	June 30, 2010		December 31, 2009
	(Unaudited)		(Unaudited)*
Class I	Shares	Value	Shares	Value
Shares sold	1,847,601	$18,669,197	19,045	$190,452
Shares redeemed	(16,226)	(152,487)	—	—
Net increase	1,831,375	$18,516,710	19,045	$190,452

*	Fund commenced operations on December 31, 2009.

The accompanying notes are an integral part of these financial statements.

Evermore European Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Period Ended
	June 30,	December 31,
	2010	2009
	(Unaudited)	(Unaudited)*
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income	$12,099	$—
Net realized gain on investments,
foreign currency transactions &
forward currency contracts	115,181	—
Change in unrealized depreciation
on investments	(200,077)	—
Change in unrealized depreciation on
foreign currency translations and
forward currency contracts	(53,330)	—
Net decrease in net assets
resulting from operations	(126,127)	—

CAPITAL SHARE TRANSACTIONS (Note 3)
Net increase in net assets derived
from net change in outstanding
shares – Class A (a)(b)	596,048	16,667
Net increase in net assets derived
from net change in outstanding
shares – Class C (a)	—	16,667
Net increase in net assets derived
from net change in outstanding
shares – Class I (a)(c)	3,035,346	76,982
Total increase in net assets from
capital share transactions	3,631,394	110,316
Total increase in net assets	3,505,267	110,316

NET ASSETS
Beginning of period	110,316	—
End of period	$3,615,583	$110,316
Undistributed net investment income	$12,099	$—

*	Fund commenced operations on December 31, 2009.

The accompanying notes are an integral part of these financial statements.

Evermore European Value Fund

STATEMENTS OF CHANGES IN NET ASSETS, Continued

(a)	Summary of capital share transactions is as follows:

	Six Months Ended		Period Ended
	June 30, 2010		December 31, 2009
	(Unaudited)		(Unaudited)*
Class A	Shares	Value	Shares	Value
Shares sold	108,398	$1,067,077	1,667	$16,667
Shares redeemed (b)	(47,770)	(471,029)	—	—
Net increase	60,628	$596,048	1,667	$16,667

(b)	Net of redemption fees of $193 and $0, respectively.

	Six Months Ended		Period Ended
	June 30, 2010		December 31, 2009
	(Unaudited)		(Unaudited)*
Class C	Shares	Value	Shares	Value
Shares sold	—	$—	1,667	$16,667
Shares redeemed	—	—	—	—
Net increase	—	$—	1,667	$16,667

	Six Months Ended		Period Ended
	June 30, 2010		December 31, 2009
	(Unaudited)		(Unaudited)*
Class I	Shares	Value	Shares	Value
Shares sold	328,666	$3,133,361	7,698	$76,982
Shares redeemed (c)	(10,052)	(98,015)	—	—
Net increase	318,614	$3,035,346	7,698	$76,982

(c)	Net of redemption fees of $1,000 and $0, respectively.

*	Fund commenced operations on December 31, 2009.

The accompanying notes are an integral part of these financial statements.

Evermore Global Value Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the periods

CLASS A

	Six Months Ended		Period Ended
	June 30,		December 31,
	2010		2009
	(Unaudited)		(Unaudited)1
Net asset value, beginning of period	$10.00		$10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income	0.04		—
Net realized and unrealized
loss on investments	(0.99)		—
Total from investment operations	(0.95)		—
Paid-in capital from
redemption fess (Note 2)	0.00	*	—
Net asset value, end of period	$9.05		$10.00
Total return without sales load.	(9.50	)%^	—
Total return with sales load.	(14.06	)%^	—

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (thousands)	$1,973		$17

RATIO OF EXPENSES TO AVERAGE NET ASSETS
Before fees waived and expenses absorbed	5.55	%+	—
After fees waived and expenses absorbed	1.60	%+	—

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS
Before fees waived and expenses absorbed	(2.39	)%+	—
After fees waived and expenses absorbed	1.56	%+	—
Portfolio turnover rate	18	%^	—

1	Fund commenced operations on December 31, 2009.
*	Amount less than $0.01.
^	Not annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

Evermore Global Value Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the periods, Continued

CLASS C

	Six Months Ended		Period Ended
	June 30,		December 31,
	2010		2009
	(Unaudited)		(Unaudited)1
Net asset value, beginning of period	$10.00		$10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income	0.02		—
Net realized and unrealized loss
on investments	(1.05)		—
Total from investment operations	(1.03)		—
Paid-in capital from
redemption fess (Note 2)	—		—
Net asset value, end of period	$8.97		$10.00
Total return without sales load.	(9.90	)%^	—
Total return with sales load.	(10.80	)%^	—

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (thousands)	$89		$17

RATIO OF EXPENSES TO AVERAGE NET ASSETS
Before fees waived and expenses absorbed	6.30	%+	—
After fees waived and expenses absorbed	2.35	%+	—

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS
Before fees waived and expenses absorbed	(3.64	)%+	—
After fees waived and expenses absorbed	0.31	%+	—
Portfolio turnover rate	18	%^	—

1	Fund commenced operations on December 31, 2009.
^	Not annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

Evermore Global Value Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the periods, Continued

CLASS I

	Six Months Ended		Period Ended
	June 30,		December 31,
	2010		2009
	(Unaudited)		(Unaudited)1
Net asset value, beginning of period	$10.00		$10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income	0.04		—
Net realized and unrealized loss
on investments	(0.99)		—
Total from investment operations	(0.95)		—
Paid-in capital from
redemption fess (Note 2)	—		—
Net asset value, end of period	$9.05		$10.00
Total return	(9.50	)%^	—

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (thousands)	$16,819		$190

RATIO OF EXPENSES TO AVERAGE NET ASSETS
Before fees waived and expenses absorbed	5.30	%+	—
After fees waived and expenses absorbed	1.35	%+	—

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS
Before fees waived and expenses absorbed	(2.08	)%+	—
After fees waived and expenses absorbed	1.87	%+	—
Portfolio turnover rate	18	%^	—

1	Fund commenced operations on December 31, 2009.
^	Not annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

Evermore European Value Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the periods

CLASS A

	Six Months Ended		Period Ended
	June 30,		December 31,
	2010		2009
	(Unaudited)		(Unaudited)1
Net asset value, beginning of period	$10.00		$10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income	0.04		—
Net realized and unrealized
loss on investments	(0.79)		—
Total from investment operations	(0.75)		—
Paid-in capital from
redemption fess (Note 2)	0.00	*	—
Net asset value, end of period	$9.25		$10.00
Total return without sales load.	(7.50	)%^	—
Total return with sales load.	(12.16	)%^	—

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (thousands)	$576		$17

RATIO OF EXPENSES TO AVERAGE NET ASSETS
Before fees waived and expenses absorbed	21.85	%+	—
After fees waived and expenses absorbed	1.60	%+	—

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS
Before fees waived and expenses absorbed	(18.14	)%+	—
After fees waived and expenses absorbed	2.11	%+	—
Portfolio turnover rate	22	%^	—

1	Fund commenced operations on December 31, 2009.
*	Amount less than $0.01.
^	Not annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

Evermore European Value Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the periods, Continued

CLASS C

	Six Months Ended		Period Ended
	June 30,		December 31,
	2010		2009
	(Unaudited)		(Unaudited)1
Net asset value, beginning of period	$10.00		$10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment loss	(0.01)		—
Net realized and unrealized
loss on investments	(0.79)		—
Total from investment operations	(0.80)		—
Paid-in capital from
redemption fess (Note 2)	—		—
Net asset value, end of period	$9.20		$10.00
Total return without sales load.	(8.00	)%^	—
Total return with sales load.	(8.92	)%^	—

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (thousands)	$15		$17

RATIO OF EXPENSES TO AVERAGE NET ASSETS
Before fees waived and expenses absorbed	22.60	%+	—
After fees waived and expenses absorbed	2.35	%+	—

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS
Before fees waived and expenses absorbed	(20.47	)%+	—
After fees waived and expenses absorbed	(0.22	)%+	—
Portfolio turnover rate	22	%^	—

1	Fund commenced operations on December 31, 2009.
^	Not annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

Evermore European Value Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the periods, Continued

CLASS I

	Six Months Ended		Period Ended
	June 30,		December 31,
	2010		2009
	(Unaudited)		(Unaudited)1
Net asset value, beginning of period	$10.00		$10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income	0.03		—
Net realized and unrealized
loss on investments	(0.76)		—
Total from investment operations	(0.73)		—
Paid-in capital from
redemption fess (Note 2)	0.00	*	—
Net asset value, end of period	$9.27		$10.00
Total return	(7.30	)%^	—

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (thousands)	$3,024		$77

RATIO OF EXPENSES TO AVERAGE NET ASSETS
Before fees waived and expenses absorbed	21.60	%+	—
After fees waived and expenses absorbed	1.35	%+	—

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS
Before fees waived and expenses absorbed	(18.84	)%+	—
After fees waived and expenses absorbed	1.41	%+	—
Portfolio turnover rate	22	%^	—

1	Fund commenced operations on December 31, 2009.
*	Amount less than $0.01.
^	Not annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

Evermore Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2010 (Unaudited)

NOTE 1 – ORGANIZATION

The Evermore Global Value Fund and the Evermore European Value Fund (each a “Fund” and collectively, the “Funds”) are each a series of shares of Evermore Funds Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as open-end management investment companies.  The Funds commenced operations on December 31, 2009.

The Funds offer Class A, Class C and Class I shares.  Class A shares are sold with a front-end sales charge.  Class C shares are sold with a back-end sales charge for shares redeemed within 12 months after purchase.  Class I shares have no sales charge and are offered primarily for direct investment by investors such as pension and profit sharing plans, employee benefit trusts, certain financial intermediaries, endowments, foundations and corporations.  Each class of shares has equal rights as to earnings and assets except that each class bears different distribution expenses.  Each class of shares has exclusive voting rights with respect to matters that affect just that class.  Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets

The investment objective of the Evermore Global Value Fund is to seek capital appreciation by investing in securities from markets around the world, including U.S. markets.  The investment objective of the Evermore European Value Fund is to seek capital appreciation by investing in securities from European markets.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds.  These policies are in conformity with accounting principles generally accepted in the United States of America.

A.
Security Valuation.  All equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”), are valued at the last reported sale price on the exchange on which the security is principally traded.  Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price.  If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market.  If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Evermore Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2010 (Unaudited), Continued

Debt securities exceeding 60 days to maturity are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely used quotation system.

Debt securities that have maturities of less than 60 days, at the time of purchase, are valued at cost, which when combined with accrued interest, approximates market value.

The Funds invest substantially in securities traded on foreign exchanges (see “Foreign Currency Translation”).  Investments that are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, or if there were no transactions on such day, at the mean between the bid and asked prices.  The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Exchange rates are provided daily by recognized independent pricing agents.  Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s exchange rate, and the 30-, 60-, 90-, 180-, and 360-day forward rates provided by an independent pricing service.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees.  When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board of Trustees.  Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value.  Different funds could reasonably arrive at different values for the same security.  The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of June 30, 2010, the Funds did not hold any fair valued securities.

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements

Evermore Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2010 (Unaudited), Continued

of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted unadjusted prices for identical instruments in active markets to which the Funds have access at the date of measurement.
Level 2 –
Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 –
Model derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Funds’ own assumptions that market participants would use to price the asset or liability based on the best available information.

The following is a summary of the inputs used to value the Evermore Global Value Fund’s net assets as of June 30, 2010:

	Level 1	Level 2	Level 3	Total
Common Stocks^	$14,056,303	$—	$—	$14,056,303
Partnerships & Trusts^	674,934	—	—	674,934
Warrant^	481,732	—	—	481,732
Corporate Bonds^	—	1,020,869	—	1,020,869
Short-Term Investments	2,255,809	—	—	2,255,809
Total Investments
in Securities	$17,468,778	$1,020,869	$—	$18,489,647
Other Financial
Instruments#	$—	$(221,506)	$—	$(221,506)

^	See Schedule of Investments for industry breakout.
#	Other Financial Instruments are derivative instruments (forward currency contracts), which are valued at the unrealized appreciation (depreciation) on the investments.

Evermore Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2010 (Unaudited), Continued

The following is a summary of the inputs used to value the Evermore European Value Fund's net assets as of June 30, 2010:

	Level 1	Level 2	Level 3	Total
Common Stocks^	$2,411,627	$—	$—	$2,411,627
Warrant^	74,372	—	—	74,372
Corporate Bonds^	—	172,002	—	172,002
Short-Term Investments	892,113	—	—	892,113
Total Investments
in Securities	$3,378,112	$172,002	$—	$3,550,114
Other Financial
Instruments#	$—	$(47,167)	$—	$(47,167)

^	See Schedule of Investments for industry breakout.
#	Other Financial Instruments are derivative instruments (forward currency contracts), which are valued at the unrealized appreciation (depreciation) on the investments.

The Funds have adopted enhanced disclosure regarding derivatives and hedging activity intended to improve financial reporting of derivative instruments by enabling investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

The Funds may employ hedging strategies.  Hedging is a technique designed to reduce a potential loss to a fund as a result of certain economic or market risks, including risks related to fluctuations in interest rates, currency exchange rates between U.S. and foreign securities or between different foreign currencies, and broad or specific market movements.  When pursuing these hedging strategies, the Funds will primarily engage in forward foreign currency exchange contracts.  However, the Funds also may engage in the following currency transactions:  currency futures contracts, currency swaps, options on currencies, or options on currency futures.  In addition, the Funds may engage in other types of transactions, such as the purchase and sale of exchange-listed and OTC put and call options on securities, equity and fixed-income indices and other financial instruments; and the purchase and sale of financial and other futures contracts and options on futures contracts.

Evermore Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2010 (Unaudited), Continued

Evermore Global Value Fund

Statement of Assets and Liabilities

Fair values of Derivative Instruments as of June 30, 2010:

	Asset Derivatives as		Liability Derivatives as
	of June 30, 2010		of June 30, 2010
	Balance		Balance
	Sheet	Unrealized	Sheet	Unrealized
Derivative Instruments	Location	Appreciation	Location	Depreciation
Forward Currency	Unrealized		Unrealized
Contracts	gain on		loss on
	forward		forward
	currency		currency
	contracts	$1,391	contracts	$(222,897)
Total		$1,391		$(222,897)

Statement of Operations

The effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2010:

Change in
Unrealized
	Location of	Realized Gain	Appreciation
	Gain (Loss)	(Loss) on	(Depreciation)
	on Derivatives	Derivatives	on Derivatives
	Recognized	Recognized	Recognized
Derivative Instruments	in Income	in Income	in Income
Forward Currency	Realized and
Contracts	unrealized
gain (loss)
on investments,
foreign currency
transactions &
forward currency
	contracts	$(645,663)	$(256,575)

Evermore Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2010 (Unaudited), Continued

Evermore European Value Fund

Statement of Assets and Liabilities

Fair values of Derivative Instruments as of June 30, 2010:

	Asset Derivatives as		Liability Derivatives as
	of June 30, 2010		of June 30, 2010
	Balance		Balance
	Sheet	Unrealized	Sheet	Unrealized
Derivative Instruments	Location	Appreciation	Location	Depreciation
Forward Currency			Unrealized
Contracts			loss on
forward
currency
	None	$—	contracts	$(47,167)
Total		$—		$(47,167)

Statement of Operations

The effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2010:

Change in
Unrealized
	Location of	Realized Gain	Appreciation
	Gain (Loss)	(Loss) on	(Depreciation)
	on Derivatives	Derivatives	on Derivatives
	Recognized	Recognized	Recognized
Derivative Instruments	in Income	in Income	in Income
Forward Currency	Realized and
Contracts	unrealized
gain (loss)
on investments,
foreign currency
transactions &
forward currency
	contracts	$121,560	$(53,330)

B.
Foreign Currency Translation.  Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations

Evermore Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2010 (Unaudited), Continued

arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

C.
Federal Income Taxes. The Funds have elected to be taxed as a “regulated investment company” and intend to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.  Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Funds intend to declare each year as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Under current tax laws, losses after October 31 may be deferred and treated as occurring on the first business day of the following fiscal year.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits related to uncertain tax positions are expected to be taken in the Funds’ 2010 tax returns.  The Funds identify their major tax jurisdictions as U.S. Federal and Massachusetts State; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

D.
Forward Foreign Currency Contracts.  The Funds may enter into forward foreign currency contracts as hedges against either specific transactions or fund positions. The aggregate principal amount of the contracts are not recorded because the Funds intend to settle the contracts prior to delivery. All commitments are marked-to-market daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The

Evermore Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2010 (Unaudited), Continued

Funds realize gains or losses at the time the forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for federal income tax purposes.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit a potential gain that might result should the value of the currency increase. These contracts involve market risk in excess of the amount reflected in the Funds’ Statements of Assets and Liabilities. The face or contract amount in U.S. dollars reflects the total exposure the Funds have in that particular currency contract. In addition, there could be exposure to risks (limited to the amount of unrealized gains) if the counterparties to the contracts are unable to meet the terms of their contracts.

E.
Security Transactions and Investment Income.  Investment securities transactions are accounted for on the trade date.  Gains and losses realized on sales of securities are determined on a specific identification basis.  Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method.  Dividend income is recorded on the ex-dividend date.  Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

F.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities for the Funds normally, which are determined in accordance with income tax regulations, are declared and paid on an annual basis.  Distributions are recorded on the ex-dividend date.

G.
Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period.  Actual results could differ from those estimates.

Evermore Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2010 (Unaudited), Continued

H.
Share Valuation. The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Funds, rounded to the nearest cent.  The Funds’ shares will not be priced on the days on which the NYSE is closed for trading.  The Funds charge a 2.00% redemption fee on shares held less than 30 days.  This fee is deducted from the redemption proceeds otherwise payable to the shareholder.  The Funds retain the fee charged as paid-in-capital and such fees become part of the Funds’ daily NAV calculation.

I.
Guarantees and Indemnifications.  In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses.  The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.  However, based on experience, the Funds expect the risk of loss to be remote.

J.
Subsequent Events. In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued.  The Funds have determined that there are no subsequent events that would need to be disclosed in the Funds’ Financial Statements.

K.
New Accounting Pronouncement.  In January 2010, the FASB issued Accounting Standards Update “Improving Disclosures about Fair Value Measurements” (“ASU”).  The ASU requires enhanced disclosures about a) transfers into and out of Levels 1 and 2, and b) purchase, sales, issuances, and settlements on a gross basis relating to Level 3 measurements.  The first disclosure is effective for the first reporting period beginning after December 15, 2009, and for interim periods within those fiscal years.  There were no significant transfers in to or out of Levels 1 and 2 during the current period presented.  The second disclosure will become effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years.  Management is currently evaluating the impact this disclosure may have on the Funds’ financial statements.

NOTE 3 – INVESTMENT ADVISORY FEES, SERVICING FEES, AND OTHER FEES AND EXPENSES

Evermore Global Advisors, LLC (the “Adviser”) provide the Funds with investment management services under an Investment Advisory Agreement (the “Agreement”).  Under the Agreement, the Adviser furnishes all investment advice,

Evermore Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2010 (Unaudited), Continued

office space, certain administrative services, and provides most of the personnel needed by the Funds. As compensation for its services, the Adviser is entitled to a monthly fee at the annual rate of 0.99% based upon the average daily net assets of the Funds.  As compensation for its services, for the six months ended June 30, 2010, the Evermore Global Value Fund and Evermore European Value Fund incurred $42,651 and $9,009 in advisory fees, respectively.

The Adviser has agreed to contractually waive fees and reimburse other Fund expenses for the following Funds through December 31, 2010, so that total annual fund operating expenses, excluding indirect fees and expenses incurred through investment in exchange-traded funds and other investment companies, as a percentage of average daily net assets, do not exceed the following amounts:

	Share Class
Fund	A	C	I
Evermore Global Value Fund	1.60%	2.35%	1.35%
Evermore European Value Fund	1.60%	2.35%	1.35%

For the six months ended June 30, 2010 the Adviser waived $169,883 and $180,754 in fees for the Evermore Global Value Fund and the Evermore European Value Fund, respectively.

The Adviser is permitted to seek reimbursement from the Funds, subject to limitations for fees waived and/or Fund expenses it pays not more than one year after payment. At June 30, 2010, the remaining cumulative unreimbursed amount paid and/or waived by the Adviser on behalf of the Funds that may be reimbursed was $169,883 and $180,754 for the Evermore Global Value Fund and the Evermore European Value Fund, respectively.  The Adviser may recapture a portion of the preceding amount no later than December 31, 2011.  Each Fund must pay its current ordinary operating expenses before the Adviser is entitled to any reimbursement.  Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated.

The agreement to contractually waive fees and reimburse expenses is reevaluated on an annual basis, and may only be terminated by the Board of Trustees.

U.S. Bancorp Fund Services, LLC (“USBFS”) provides administration, portfolio accounting, and transfer agency services to the Funds.  USBFS is paid customary fees for its services.

Quasar Distributors, LLC, (the “Distributor”) is the Funds’ distributor.  U.S. Bank, N.A. serves as custodian (the “Custodian”) to the Funds.  Both the Distributor and Custodian are affiliates of the Administrator.

Evermore Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2010 (Unaudited), Continued

The Funds have adopted a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act with respect to the Class A and Class C shares.  The Plan provides that the Funds may pay a fee to the Distributor at an annual rate of 0.25% of the average daily net assets of Class A shares and 1.00% of the average daily net assets of Class C shares.  No distribution or shareholder servicing fees are paid by Class I shares.  These fees may be used by the Distributor to provide compensation for sales support distribution activities, or shareholder servicing activities.  For the six months ended June 30, 2010, the Evermore Global Value Fund and the Evermore European Value Fund paid distribution fees of $1,974 and $664, respectively.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

For the six months ended June 30, 2010, the cost of purchases and the proceeds from the sale of securities, excluding short-term investments, were $20,503,950 and $1,466,964, respectively for the Evermore Global Value Fund and $3,179,037 and $296,216, respectively for the Evermore European Value Fund.

There were no purchases or sales of long-term U.S. Government securities for the six months ended June 30, 2010.

The cost basis of investments for federal income tax purposes at June 30, 2010 was as follows:

	Evermore Global	Evermore European
	Value Fund	Value Fund
Cost of investments	$21,075,967	$3,750,191
Gross tax unrealized appreciation	123,661	41,020
Gross tax unrealized depreciation	(2,709,981)	(241,097)
Net tax unrealized depreciation	$(2,586,320)	$(200,077)

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments since the Fund does not have a full fiscal year of history.

Evermore Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2010 (Unaudited), Continued

NOTE 5 – FORWARD CURRENCY CONTRACTS

As of June 30, 2010, the Evermore Global Value Fund had the following forward currency contracts outstanding:

		Settlement	Contract	Fair	Net Unrealized
	Contracts	Date	Amount (USD)	Value (USD)	Gain (Loss) (USD)
To Sell:
	4,151,000 EUR	7/7/10	$4,967,109	$5,076,217	$(109,108)
To Buy:
	225,000 EUR	7/7/10	(277,462)	(275,150)	(2,312)
Net Value
of EUR
Contracts			4,689,647	4,801,067	(111,420)

To Sell:
	1,561,000 GBP	7/7/10	2,265,473	2,332,270	(66,797)
To Buy:
	66,000 GBP	7/7/10	(98,699)	(98,610)	(89)
Net Value
of GBP
Contracts			2,166,774	2,233,660	(66,886)

To Sell:
	2,985,000 HKD	7/7/10	382,665	383,346	(681)
To Buy:
	118,000 HKD	7/7/10	(15,163)	(15,154)	(9)
Net Value
of HKD
Contracts			367,502	368,192	(690)

Evermore Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2010 (Unaudited), Continued

Evermore Global Value Fund (Continued)

		Settlement	Contract	Fair	Net Unrealized
	Contracts	Date	Amount (USD)	Value (USD)	Gain (Loss) (USD)
To Sell:
	37,120,000 JPY	7/7/10	$405,049	419,883	$(14,834)
To Buy:
	6,636,000 JPY	7/7/10	(73,672)	(75,063)	1,391
Net Value
of JPY
Contracts			331,377	344,820	(13,443)

To Sell:
	4,000,000 NOK	7/7/10	598,959	614,429	(15,470)
To Buy:
	233,000 NOK	7/7/10	(36,067)	(35,790)	(277)
Net Value
of NOK
Contracts			562,892	578,639	(15,747)

To Sell:
	11,354,000 SEK	7/7/10	1,443,204	1,456,087	(12,883)
To Buy:
	639,000 SEK	7/7/10	(82,385)	(81,948)	(437)
Net Value
of SEK
Contracts			1,360,819	1,374,139	(13,320)
Net Value of
Outstanding
Forward
Currency
Contracts			$9,479,011	$9,700,517	$(221,506)

EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona

Evermore Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2010 (Unaudited), Continued

As of June 30, 2010, the Evermore European Value Fund had the following forward currency contracts outstanding:

		Settlement	Contract	Fair	Net Unrealized
	Contracts	Date	Amount (USD)	Value (USD)	Gain (Loss) (USD)
To Sell:
	1,063,000 EUR	7/7/10	$1,277,181	1,299,932	$(22,751)
To Buy:
	18,000 EUR	7/7/10	(22,156)	(22,012)	(144)
Net Value
of EUR
Contracts			1,255,025	1,277,920	(22,895)

To Sell:
	415,000 GBP	7/7/10	604,156	620,046	(15,890)
To Buy:
	12,000 GBP	7/7/10	(18,089)	(17,929)	(160)
Net Value
of GBP
Contracts			586,067	602,117	(16,050)

To Sell:
	1,042,000 NOK	7/7/10	155,974	160,059	(4,085)
Net Value
of NOK
Contracts			155,974	160,059	(4,085)

To Sell:
	2,668,000 SEK	7/7/10	338,187	342,156	(3,969)
To Buy:
	160,000 SEK	7/7/10	(20,687)	(20,519)	(168)
Net Value
of SEK
Contracts			317,500	321,637	(4,137)
Net Value of
Outstanding
Forward
Currency
Contracts			$2,314,566	$2,361,733	$(47,167)

EUR	Euro
GBP	British Pound
NOK	Norwegian Krone
SEK	Swedish Krona

Evermore Funds

INVESTMENT ADVISORY AGREEMENT (Unaudited)

At a meeting held on November 30, 2009, the Board of Trustees of the Evermore Funds Trust (the “Board”) considered the initial approval of the Investment Advisory Agreement (the “Agreement”) between Evermore Funds Trust, including its two series, the Evermore Global Value Fund and the Evermore European Value Fund (each a “Fund” and collectively the “Funds”) and Evermore Global Advisors, LLC (the “Adviser”).

In determining whether to approve the Agreements, the Board, including all of the Trustees who are not interested persons under the Investment Company Act of 1940, as amended, (the “Independent Board Members”), reviewed and considered, among other items: (1) a guide from independent counsel setting forth the Board’s fiduciary duties and responsibilities and the factors each Trustee should consider in its evaluation of the initial approval of the Agreement; (2) comparative information, comparing each Fund’s proposed advisory fees, expenses and returns to those of its relevant peer group and  the proposed expense limitations on the Funds’ fees; and (3) other reports of and presentations by representatives of the Adviser that described: (i) the nature, extent and quality of the Adviser’s services to be provided to the respective Funds; (ii) the experience and qualifications of the personnel providing those services, (iii) their investment advice and performance; (iv) their assets under management and client descriptions; (v) the advisory fee arrangements with the Funds and other similarly managed clients; (vi) compliance program information, including the structure of the Adviser’s compliance  procedures and the compliance procedures with respect to the Funds; (vii) the Adviser’s financial information and profitability analysis related to providing services to the Funds; (viii) fees and other benefits; (ix) breakpoints; and (x) the extent to which economies of scale are relevant to the Funds.

The Board noted that the proposed advisory fees for Class A, Class C and Class I shares of the Funds were 0.99% of average daily net assets. The Board noted that Adviser agreed to enter into an agreement to limit the expenses of the Evermore Global Value Fund to 1.60%, 2.35% and 1.35% for the Class A, Class C and Class I shares, respectively, of average daily net assets through December 31, 2010, which may be revaluated on an annual basis, and may only be terminated by the Board of Trustees. The Board noted that the Adviser agreed to enter into an agreement to limit the expenses of the Evermore European Value Fund to 1.60%, 2.35% and 1.35% for the Class A, Class C and Class I shares, respectively, of average daily net assets through December 31, 2010, which may be revaluated on an annual basis, and may only be terminated by the Board of Trustees. The Board concluded that the fees to be received by the Adviser for the Funds were fair and reasonable. The Board also noted that the Funds would impose a Rule 12b-1 fee

Evermore Funds

INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

of up to 0.25% of the average daily net assets of the Class A and Class C Shares. The Board also noted that the Funds would impose an annual distribution fee on the Class C shares of an additional 0.75% of average net assets.

In determining whether to approve the Agreements, the Board of Trustees, including the Independent Board Members, reviewed and considered the materials presented at the November 30, 2009 meeting of the Board. The Board discussed the written materials and the Adviser’s presentations and deliberated on the approval of the Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information that was all important or controlling.

The Board of Trustees, including the Independent Trustees, reached the following conclusions, among others, regarding the Adviser and the respective approval: the Adviser has the capabilities, resources and personnel necessary to manage the Funds; the Boards are satisfied with the quality of services that the Adviser will provide to the Funds; the advisory fees for each Fund are reasonable; the proposed total annual portfolio operating expenses to be paid by the Funds are reasonable; the profitability of the Adviser for advisory services, based on the advisory fees, seems reasonable based on the data provided; and the benefits derived by the Adviser from managing the Funds is reasonable.

Based upon the Board’s deliberations and evaluation of the information and factors described above, the Board, including the Independent Trustees, determined that the terms of the Agreement were fair to, and in the best interests of, each of the respective Funds and its shareholders.

Evermore Funds

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Evermore Global Value Fund and the Evermore European Value Fund use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 866-EVERMORE (866) 383-7667.  Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Evermore Global Value Fund and the Evermore European Value Fund voted proxies relating to portfolio securities during the most recent period ending June 30 is available without charge, upon request, by calling 866-EVERMORE (866) 383-7667. Furthermore, you can obtain the Form N-PX on the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Evermore Global Value Fund and the Evermore European Value Fund file their complete schedule of portfolio holdings for their first and third quarters with the SEC on Form N-Q. Each Fund’s Form N-Q is available without charge, upon request, by calling 866-EVERMORE (866) 383-7667.  Furthermore, you can obtain the Form N-Q on the SEC’s website at www.sec.gov.

INFORMATION ABOUT HOUSEHOLDING (Unaudited)

In an effort to decrease costs, the Evermore Global Value Fund and the Evermore European Value Fund intend to reduce the number of duplicate prospectuses and Annual and Semi-Annual Reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 866-EVERMORE (866) 383-7667 to request individual copies of these documents.  Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

Evermore Funds

PRIVACY NOTICE

The Funds collect non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;

•	Information you give us orally; and

•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

This page is not part of the semi-annual report.

Investment Adviser
EVERMORE GLOBAL ADVISORS, LLC
89 Summit Avenue
Summit, New Jersey 07901

Distributor
QUASAR DISTRIBUTORS, LLC
615 East Michigan Street
Milwaukee, WI 53202

Custodian
U.S. BANK, N.A.
Custody Operations
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, WI 53202

Independent Registered Public Accounting Firm
ERNST & YOUNG LLP
5 Times Square
New York, NY 10036

Legal Counsel
HOWARD & MAJEWSKI, LLP

	Ticker	Cusip
Evermore Global Value Fund
Class A	EVGBX	300397106
Class C	EVGCX	300397114
Class I	EVGIX	300397122
Evermore European Value Fund
Class A	EVEAX	300397130
Class C	EVECX	300397148
Class I	EVEIX	300397155

Evermore Global Advisors LLC
89 Summit AvenueSummit, NJ 07901
www.EvermoreGlobal.com

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s Chief Executive Officer and Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Evermore Funds Trust

By (Signature and Title)*       /s/Eric LeGoff
Eric LeGoff, Chief Executive Officer

Date     August 31, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/Eric LeGoff
Eric LeGoff, Chief Executive Officer

Date     August 31, 2010

By (Signature and Title)*       /s/Salvatore DiFranco
Salvatore DiFranco, Chief Financial Officer

Date     August 31, 2010

* Print the name and title of each signing officer under his or her signature.